Derivative Assets (Details Narrative) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 04, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Derivative, Loss on Derivative			$ 2,831	$ 764
Derivative, Description of Hedged Item			the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments			$ 9,133	14,366
Amount reclassified to other comprehensive income			0	551
FX Option [Member]
Description of Foreign Currency Derivative Activities		On April 4, 2024, the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements starting April 11, 2024, and ending March 13, 2025
Derivative, Excluded Component, Gain (Loss), Recognized in Earnings		$ 417
December 2021 interest rate caps [Member]
Derivative, Notional Amount					$ 484,106
Interest Rate Caps [Member]
Derivative, Notional Amount	$ 507,891				$ 484,106
Derivative, Cap Interest Rate	0.75%				0.75%
Derivative, Contract End Date					Nov. 30, 2026
Payable amount premium						$ 7,000
Number of interest rate caps	2
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Payable amount premium	$ 15,370
Derivative, Loss on Derivative			$ 2,831	$ 764